Pledged assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Pledged assets
Short-term borrowings	$ 164,000	$ 164,000
For government grants		326
For customs duties and government grants	133	130
Restricted cash and cash equivalents	$ 164,000	$ 164,326